Income Tax (Details) - Schedule of federal income tax rate to the company’s effective tax rate	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule of federal income tax rate to the company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Transaction costs allocable to warrant liabilities	0.00%	130.35%
Change in fair value of warrants	0.00%	(12.35%)
Fair value of private warrant liability in excess of proceeds	0.00%	(26.86%)
Business Combination Expenses	0.00%	(25.27%)
Valuation allowance	(21.00%)	(86.87%)
Income tax provision	0.00%	0.00%